---------------------------------------
                                  ANNUAL REPORT
                                DECEMBER 31, 1996
                    ---------------------------------------

                                   WRL SERIES

                                  LIFE ACCOUNT

                              WESTERN RESERVE LIFE

                                  ASSURANCE CO.

                                     OF OHIO

February 1997
ACC00003 (2/97)

-------------------------------------------------------------------------------
                       T A B L E    O F    C O N T E N T S
-------------------------------------------------------------------------------

                                                                    PAGE
Report of Independent Accountants .......................................... 1

WRL SERIES LIFE ACCOUNT
  Statements of Assets, Liabilities and Equity Accounts  ................... 2
  Statements of Operations ................................................. 2
  Statements of Changes in Equity Accounts ................................. 4
  Selected Per Unit Data and Ratios ........................................ 6
  Notes to Financial Statements ............................................ 9

WRL SERIES LIFE ACCOUNT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policyholders of the WRL Series Life Account

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1996, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                     MONEY MARKET         BOND             GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series
    Fund, Inc.:
    Shares .......................  12,430,543.580    1,081,304.989      9,980,909.027
                                    ==============   ==============   ================
    Cost .........................  $   12,430,544   $   11,856,263   $    268,315,218
                                    ==============   ==============   ================
  Investments, at net
    asset value .................   $   12,430,544   $   11,577,785   $    349,344,591
  Accrued transfers from
    (to) depositor - net.........          309,485            6,763            146,685
                                    --------------   --------------   ----------------
   Total assets .................       12,740,029       11,584,548        349,491,276
                                    --------------   --------------   ----------------
LIABILITIES: ....................                0                0                  0
                                    --------------   --------------   ----------------
   Total net assets .............   $   12,740,029   $   11,584,548   $    349,491,276
                                    ==============   ==============   ================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ........................   824,579.964824   593,289.952352   7,208,481.980640
                                    ==============   ==============   ================
   Unit value ...................   $    15.450326   $    19.525946   $      48.483339
                                    ==============   ==============   ================
   Policy Owners' equity ........   $   12,740,029   $   11,584,548   $    349,491,276
                                    --------------   --------------   ----------------
 Depositor's equity:
   Units ........................              N/A              N/A                N/A
                                    ==============   ==============   ================
   Unit value ...................   $          N/A   $          N/A   $            N/A
                                    ==============   ==============   ================
   Depositor's equity ...........   $          N/A   $          N/A   $            N/A
                                    --------------   --------------   ----------------
   Total equity .................   $   12,740,029   $   11,584,548   $    349,491,276
                                    ==============   ==============   ================


                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                           SHORT-TO-
                                         INTERMEDIATE
                                          GOVERNMENT          GLOBAL             EQUITY-INCOME
                                          SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series
    Fund, Inc.:
    Shares ...........................     166,836.195        4,589,097.306        3,994,063.092
                                        ==============   ==================   ==================
    Cost .............................  $    1,727,550   $       74,042,621   $       48,072,935
                                        ==============   ==================   ==================
  Investments, at net
    asset value .....................   $    1,709,208   $       83,132,258   $       55,805,919
  Accrued transfers from
    (to) depositor - net ............              629               26,825               93,808
                                        --------------   ------------------   ------------------
   Total assets .....................        1,709,837           83,159,083           55,899,727
                                        --------------   ------------------   ------------------
LIABILITIES: ........................                0                    0                    0
                                        --------------   ------------------   ------------------
   Total net assets .................   $    1,709,837   $       83,159,083   $       55,899,727
                                        ==============   ==================   ==================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ............................   144,300.578938     5,497,026.869725     3,569,906.038362
                                        ==============   ==================   ==================
   Unit value .......................   $    11.849133   $        15.128011   $        15.658599
                                        ==============   ==================   ==================
   Policy Owners' equity ............   $    1,709,837   $       83,159,083   $       55,899,727
                                        --------------   ------------------   ------------------
 Depositor's equity:
   Units ............................              N/A                  N/A                  N/A
                                        ==============   ==================   ==================
   Unit value .......................   $          N/A   $              N/A   $              N/A
                                        ==============   ==================   ==================
   Depositor's equity ...............   $          N/A   $              N/A   $              N/A
                                        --------------   ------------------   ------------------
   Total equity .....................   $    1,709,837   $       83,159,083   $       55,899,727
                                        ==============   ==================   ==================


                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                   EMERGING           AGGRESSIVE
                                    GROWTH              GROWTH             BALANCED          UTILITY
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series
    Fund, Inc.:
    Shares .................      5,847,526.379       3,834,189.958       560,844.519       467,360.223
                              =================   =================   ===============   ===============
    Cost ...................  $      85,429,168   $      50,800,484   $     5,826,446   $     5,161,533
                              =================   =================   ===============   ===============
  Investments, at net
    asset value ...........   $     107,952,036   $      54,361,199   $     6,390,648   $     5,497,485
  Accrued transfers from
    (to) depositor - net ..             (26,863)             47,041            27,266             3,225
                              -----------------   -----------------   ---------------   ---------------
   Total assets ...........         107,925,173          54,408,240         6,417,914         5,500,710
                              -----------------   -----------------   ---------------   ---------------
LIABILITIES: ..............                   0                   0                 0                 0
                              -----------------   -----------------   ---------------   ---------------
   Total net assets .......   $     107,925,173   $      54,408,240   $     6,417,914   $     5,500,710
                              =================   =================   ===============   ===============
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ..................    5,531,857.748031    3,702,244.184822    525,703.773282    422,239.257570
                              =================   =================   ===============   ===============
   Unit value .............   $       19.509752   $       14.696016   $     12.208232   $     13.027472
                              =================   =================   ===============   ===============
   Policy Owners' equity ..   $     107,925,173   $      54,408,240   $     6,417,914   $     5,500,710
                              -----------------   -----------------   ---------------   ---------------
 Depositor's equity:
   Units ..................                 N/A                 N/A               N/A               N/A
                              =================   =================   ===============   ===============
   Unit value .............   $             N/A   $             N/A   $           N/A   $           N/A
                              =================   =================   ===============   ===============
   Depositor's equity .....   $             N/A   $             N/A   $           N/A   $           N/A
                              -----------------   -----------------   ---------------   ---------------
   Total equity ...........   $     107,925,173   $      54,408,240   $     6,417,914   $     5,500,710
                              =================   =================   ===============   ===============



                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

                               TACTICAL ASSET
                                 ALLOCATION        C.A.S.E. GROWTH        VALUE EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series
    Fund, Inc.:
    Shares ...............        1,416,731.210          330,995.828          787,552.975
                             ==================   ==================   ==================
    Cost .................   $       16,400,180   $        4,219,207   $        8,339,630
                             ==================   ==================   ==================
  Investments, at net
    asset value ..........   $       17,865,991   $        4,440,951   $        8,872,975
  Accrued transfers from
    (to) depositor - net .               79,843               25,364               14,247
                             ------------------   ------------------   ------------------
   Total assets ..........           17,945,834            4,466,315            8,887,222
                             ------------------   ------------------   ------------------
LIABILITIES: .............                    0                    0                    0
                             ------------------   ------------------   ------------------
   Total net assets ......   $       17,945,834   $        4,466,315   $        8,887,222
                             ==================   ==================   ==================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units .................     1,329,562.261984       410,689.701539       769,884.882222
                             ==================   ==================   ==================
   Unit value ............   $        13.497551   $        10.809358   $        11.251288
                             ==================   ==================   ==================
   Policy Owners' equity .   $       17,945,834   $        4,439,292   $        8,662,196
                             ------------------   ------------------   ------------------
 Depositor's equity:
   Units .................                  N/A         2,500.000000        20,000.000000
                             ==================   ==================   ==================
   Unit value ............                $ N/A   $        10.809358   $        11.251288
                             ==================   ==================   ==================
   Depositor's equity ....                $ N/A   $           27,023   $          225,026
                             ------------------   ------------------   ------------------
   Total equity ..........   $       17,945,834   $        4,466,315   $        8,887,222
                             ==================   ==================   ==================

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
-------------------------------------------------------------------------------


                                          MONEY MARKET       BOND             GROWTH
                                          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ....................     $   599,024     $   648,087      $ 3,365,272
 Capital gain distributions .........               0               0       18,714,436
                                          -----------     -----------      -----------
                                              599,024         648,087       22,079,708
EXPENSES:
 Mortality and expense risk .........         107,839          95,075        2,769,209
                                          -----------     -----------      -----------
  Net investment income
    (loss) ..........................         491,185         553,012       19,310,499
                                          -----------     -----------      -----------
 Net realized and unrealized
   gain (loss) on
   investments:
     Net realized gain (loss)
      from securities
      transactions ..................               0        (182,715)       5,591,331
  Change in unrealized
    appreciation
    (depreciation) ..................               0        (431,243)      21,327,329
                                          -----------     -----------      -----------
   Net gain (loss) on
     investments ....................               0        (613,958)      26,918,660
                                          -----------     -----------      -----------
   Net increase (decrease)
     in equity accounts
     resulting from
     operations .....................     $   491,185     $   (60,946)     $46,229,159
                                          ===========     ===========      ===========




                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                            SHORT-TO-
                                          INTERMEDIATE
                                           GOVERNMENT        GLOBAL      EQUITY-INCOME
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ....................     $    81,747      $   847,718     $ 1,181,014
 Capital gain distributions .........               0        6,217,741       1,886,627
                                          -----------      -----------     -----------
                                               81,747        7,065,459       3,067,641
EXPENSES:
 Mortality and expense risk .........          13,774          541,245         421,973
                                          -----------      -----------     -----------
  Net investment income
    (loss) ..........................          67,973        6,524,214       2,645,668
                                          -----------      -----------     -----------
 Net realized and unrealized
   gain (loss) on
   investments:
     Net realized gain (loss)
      from securities
      transactions ..................          27,823          885,817         353,541
  Change in unrealized
    appreciation
    (depreciation) ..................         (56,871)       5,488,447       3,281,994
                                          -----------      -----------     -----------
   Net gain (loss) on
     investments ....................         (29,048)       6,374,264       3,635,535
                                          -----------      -----------     -----------
   Net increase (decrease)
     in equity accounts
     resulting from
     operations .....................     $    38,925      $12,898,478     $ 6,281,203
                                          ===========      ===========     ===========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                           EMERGING       AGGRESSIVE
                                            GROWTH          GROWTH         BALANCED         UTILITY
                                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ....................     $     3,998     $   614,817     $   143,613     $   139,429
 Capital gain distributions .........       4,733,022         918,863          54,644         141,611
                                          -----------     -----------     -----------     -----------
                                            4,737,020       1,533,680         198,257         281,040
EXPENSES:
 Mortality and expense risk .........         802,068         394,888          44,467          35,416
                                          -----------     -----------     -----------     -----------
  Net investment income
    (loss) ..........................       3,934,952       1,138,792         153,790         245,624
                                          -----------     -----------     -----------     -----------
 Net realized and unrealized
   gain (loss) on
   investments:
     Net realized gain (loss)
      from securities
      transactions ..................       1,314,430       2,253,657          89,518         119,018
  Change in unrealized
    appreciation
    (depreciation) ..................       7,969,623         543,490         251,603          90,989
                                          -----------     -----------     -----------     -----------
   Net gain (loss) on
     investments ....................       9,284,053       2,797,147         341,121         210,007
                                          -----------     -----------     -----------     -----------
   Net increase (decrease)
     in equity accounts
     resulting from
     operations .....................     $13,219,005     $ 3,935,939     $   494,911     $   455,631
                                          ===========     ===========     ===========     ===========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                         TACTICAL ASSET
                                           ALLOCATION    C.A.S.E. GROWTH  VALUE EQUITY
                                          SUB-ACCOUNT    SUB-ACCOUNT(a)   SUB-ACCOUNT(a)
INVESTMENT INCOME:
 Dividend income ....................     $   385,057     $    14,793     $    29,100
 Capital gain distributions .........         322,411          66,911          12,295
                                          -----------     -----------     -----------
                                              707,468          81,704          41,395
EXPENSES:
 Mortality and expense risk .........         123,426          11,458          22,671
                                          -----------     -----------     -----------
  Net investment income
    (loss) ..........................         584,042          70,246          18,724
                                          -----------     -----------     -----------
 Net realized and unrealized
   gain (loss) on
   investments:
     Net realized gain (loss)
      from securities
      transactions ..................         328,835           6,058          70,390
  Change in unrealized
    appreciation
    (depreciation) ..................         850,092         221,745         533,344
                                          -----------     -----------     -----------
   Net gain (loss) on
     investments ....................       1,178,927         227,803         603,734
                                          -----------     -----------     -----------
   Net increase (decrease)
     in equity accounts
     resulting from
     operations .....................     $ 1,762,969     $   298,049     $   622,458
                                          ===========     ===========     ===========

(a) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

                                        3

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
--------------------------------------------------------------------------------

                                                 MONEY MARKET                  BOND
                                                 SUB-ACCOUNT                SUB-ACCOUNT
                                                 DECEMBER 31                DECEMBER 31
                                         -------------------------   ---------------------------
                                             1996          1995           1996          1995
                                         -----------   -----------   -------------   -----------
OPERATIONS:
  Net investment income (loss) .......   $   491,185   $   397,410   $    553,012    $   459,977
  Net gain (loss) on investments .....             0             0       (613,958)     1,080,157
                                         -----------   -----------   ------------    -----------
  Net increase (decrease) in equity
    accounts resulting from operations       491,185       397,410        (60,946)     1,540,134
                                         -----------   -----------   ------------    -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)      5,217,298     3,139,280      3,451,573      3,749,029
                                         -----------   -----------   ------------    -----------
  Less cost of units redeemed:
   Administrative charges ............     2,639,279     1,356,484      1,314,254        916,494
   Policy loans ......................       285,757       219,767        191,268        197,829
   Surrender benefits ................       776,305       899,893        338,599        357,384
   Death benefits ....................        25,737         7,670         28,090         10,202
                                         -----------   -----------   ------------    -----------
                                           3,727,078     2,483,814      1,872,211      1,481,909
                                         -----------   -----------   ------------    -----------
   Increase (decrease) in equity
     accounts from capital unit
     transactions ....................     1,490,220       655,466      1,579,362      2,267,120
                                         -----------   -----------   ------------    -----------
   Net increase (decrease) in
     equity accounts .................     1,981,405     1,052,876      1,518,416      3,807,254
  Depositors' equity contribution
    (redemption) .....................             0             0              0              0
EQUITY ACCOUNTS:
  Beginning of period ................    10,758,624     9,705,748     10,066,132      6,258,878
                                         -----------   -----------   ------------    -----------
  End of period ......................   $12,740,029   $10,758,624   $ 11,584,548    $10,066,132
                                         ===========   ===========   ============    ===========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              GROWTH
                                                            SUB-ACCOUNT
                                                            DECEMBER 31
                                                   -----------------------------
                                                       1996             1995
                                                   ------------     ------------
OPERATIONS:
  Net investment income (loss) ...............     $ 19,310,499     $ 23,250,380
  Net gain (loss) on investments .............       26,918,660       54,801,782
                                                   ------------     ------------
  Net increase (decrease) in equity
    accounts resulting from operations .......       46,229,159       78,052,162
                                                   ------------     ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........       91,555,979       61,850,933
                                                   ------------     ------------
  Less cost of units redeemed:
   Administrative charges ....................       29,331,415       23,714,204
   Policy loans ..............................        8,442,970        5,518,596
   Surrender benefits ........................       12,385,662        8,982,170
   Death benefits ............................          600,920          711,078
                                                   ------------     ------------
                                                     50,760,967       38,926,048
                                                   ------------     ------------
   Increase (decrease) in equity
     accounts from capital unit
     transactions ............................       40,795,012       22,924,885
                                                   ------------     ------------
   Net increase (decrease) in
     equity accounts .........................       87,024,171      100,977,047
  Depositors' equity contribution
    (redemption) .............................                0                0
EQUITY ACCOUNTS:
  Beginning of period ........................      262,467,105      161,490,058
                                                   ------------     ------------
  End of period ..............................     $349,491,276     $262,467,105
                                                   ============     ============

                                          SHORT-TO-INTERMEDIATE
                                               GOVERNMENT                    GLOBAL                    EQUITY-INCOME
                                               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                               DECEMBER 31                 DECEMBER 31                  DECEMBER 31
                                        ------------------------   --------------------------   -------------------------
                                            1996          1995         1996           1995          1996          1995
                                        -----------   ----------   -----------    -----------   -----------   -----------
OPERATIONS:
 Net investment income (loss) .......   $   67,973    $   62,086   $ 6,524,214    $ 1,187,745   $ 2,645,668   $ 1,756,089
 Net gain (loss) on investments .....      (29,048)       68,387     6,374,264      4,626,003     3,635,535     4,992,475
                                        ----------    ----------   -----------    -----------   -----------   -----------
 Net increase (decrease) in equity
   accounts resulting from operations       38,925       130,473    12,898,478      5,813,748     6,281,203     6,748,564
                                        ----------    ----------   -----------    -----------   -----------   -----------
QUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)       442,872       679,242    43,696,555     15,012,786    16,832,424    14,236,727
                                        ----------    ----------   -----------    -----------   -----------   -----------
 Less cost of units redeemed:
  Administrative charges ............      178,533       141,954     6,463,101      4,017,781     4,528,541     3,380,854
  Policy loans ......................       33,708        52,521     1,465,510        666,264       920,628       657,750
  Surrender benefits ................       77,704        41,967     2,225,874        721,584     1,300,527       918,863
  Death benefits ....................            0           144        62,009         44,234       112,479        28,153
                                        ----------    ----------   -----------    -----------   -----------   -----------
                                           289,945       236,586    10,216,494      5,449,863     6,862,175     4,985,620
                                        ----------    ----------   -----------    -----------   -----------   -----------
  Increase (decrease) in equity
    accounts from capital unit
    transactions ....................      152,927       442,656    33,480,061      9,562,923     9,970,249     9,251,107
                                        ----------    ----------   -----------    -----------   -----------   -----------
  Net increase (decrease) in
    equity accounts .................      191,852       573,129    46,378,539     15,376,671    16,251,452    15,999,671
 Depositors' equity contribution
   (redemption) .....................            0             0      (268,153)             0             0             0
QUITY ACCOUNTS:
 Beginning of period ................    1,517,985       944,856    37,048,697     21,672,026    39,648,275    23,648,604
                                        ----------    ----------   -----------    -----------   -----------   -----------
 End of period ......................   $1,709,837    $1,517,985   $83,159,083    $37,048,697   $55,899,727   $39,648,275
                                        ==========    ==========   ===========    ===========   ===========   ===========

                                                     EMERGING GROWTH          AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT               SUB-ACCOUNT
                                                       DECEMBER 31               DECEMBER 31
                                             --------------------------   -------------------------
                                                 1996           1995         1996           1995
                                             ------------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ...........   $  3,934,952   $ 2,356,904   $ 1,138,792   $   663,994
  Net gain (loss) on investments .........      9,284,053    16,180,870     2,797,147     4,424,350
                                             ------------   -----------   -----------   -----------
  Net increase (decrease) in equity
    accounts resulting from operations ...     13,219,005    18,537,774     3,935,939     5,088,344
                                             ------------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ....     40,944,477    21,556,186    26,224,213    23,169,917
                                             ------------   -----------   -----------   -----------
  Less cost of units redeemed:
   Administrative charges ................      9,201,102     5,846,452     6,412,799     2,568,298
   Policy loans ..........................      2,095,860     1,387,434       863,340       627,821
   Surrender benefits ....................      2,754,328     1,602,690     1,349,932       712,307
   Death benefits ........................         91,972        38,971        29,810        80,922
                                             ------------   -----------   -----------   -----------
                                               14,143,262     8,875,547     8,655,881     3,989,348
                                             ------------   -----------   -----------   -----------
   Increase (decrease) in equity
     accounts from capital unit
     transactions ........................     26,801,215    12,680,639    17,568,332    19,180,569
                                             ------------   -----------   -----------   -----------
   Net increase (decrease) in
     equity accounts .....................     40,020,220    31,218,413    21,504,271    24,268,913
  Depositors' equity contribution
    (redemption) .........................              0             0             0      (274,290)
EQUITY ACCOUNTS:
  Beginning of period ....................     67,904,953    36,686,540    32,903,969     8,909,346
                                             ------------   -----------   -----------   -----------
  End of period ..........................   $107,925,173   $67,904,953   $54,408,240   $32,903,969
                                             ============   ===========   ===========   ===========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                BALANCED
                                                               SUB-ACCOUNT
                                                               DECEMBER 31
                                                        ------------------------
                                                           1996          1995
                                                        ----------    ----------
OPERATIONS:
  Net investment income (loss) ......................   $  153,790    $  102,635
  Net gain (loss) on investments ....................      341,121       401,549
                                                        ----------    ----------
  Net increase (decrease) in equity
   accounts resulting from operations ...............      494,911       504,184
                                                        ----------    ----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ...............    3,089,782     1,545,514
                                                        ----------    ----------
  Less cost of units redeemed:
   Administrative charges ...........................      575,594       327,290
   Policy loans .....................................       77,586        29,025
   Surrender benefits ...............................       84,857        27,726
   Death benefits ...................................        3,961        14,811
                                                        ----------    ----------
                                                           741,998       398,852
                                                        ----------    ----------
   Increase (decrease) in equity
    accounts from capital unit
    transactions ....................................    2,347,784     1,146,662
                                                        ----------    ----------
   Net increase (decrease) in
    equity accounts .................................    2,842,695     1,650,846
  Depositors' equity contribution
   (redemption) .....................................     (220,175)            0
EQUITY ACCOUNTS:
  Beginning of period ...............................    3,795,394     2,144,548
                                                        ----------    ----------
  End of period .....................................   $6,417,914    $3,795,394
                                                        ==========    ==========

                                                                                                          C.A.S.E.        VALUE
                                                   UTILITY                TACTICAL ASSET ALLOCATION        GROWTH         EQUITY
                                                 SUB-ACCOUNT                      SUB-ACCOUNT            SUB-ACCOUNT   SUB-ACCOUNT
                                                 DECEMBER 31                    DECEMBER 31              DECEMBER 31   DECEMBER 31
                                          --------------------------     ---------------------------     -----------   -----------
                                             1996            1995           1996          1995(a)          1996(b)       1996(b)
                                          ----------      ----------     -----------    ------------     -----------   -----------

OPERATIONS:
  Net investment income (loss) ........   $  245,624      $   88,634     $   584,042     $  314,171      $   70,246     $   18,724
  Net gain (loss) on investments ......      210,007         336,528       1,178,927        733,874         227,803        603,734
                                          ----------      ----------     -----------     ----------      ----------     ----------
  Net increase (decrease) in equity
   accounts resulting from operations .      455,631         425,162       1,762,969      1,048,045         298,049        622,458
                                          ----------      ----------     -----------     ----------      ----------     ----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .    3,245,136       1,368,262       9,061,824      9,081,189       4,302,715      8,292,350
                                          ----------      ----------     -----------     ----------      ----------     ----------
  Less cost of units redeemed:
   Administrative charges .............      439,973         221,419       1,134,737        434,848         140,145        152,948
   Policy loans .......................       72,641          26,862         306,304        145,685           7,028         36,190
   Surrender benefits .................       82,531         126,576         865,689         70,630          12,276         38,448
   Death benefits .....................        3,350           2,896          18,086         22,440               0              0
                                          ----------      ----------     -----------     ----------      ----------     ----------
                                             598,495         377,753       2,324,816        673,603         159,449        227,586
                                          ----------      ----------     -----------     ----------      ----------     ----------
   Increase (decrease) in equity
    accounts from capital unit
    transactions ......................    2,646,641         990,509       6,737,008      8,407,586       4,143,266      8,064,764
                                          ----------      ----------     -----------     ----------      ----------     ----------
   Net increase (decrease) in
    equity accounts ...................    3,102,272       1,415,671       8,499,977      9,455,631       4,441,315      8,687,222
  Depositors' equity contribution
   (redemption) .......................     (232,644)              0               0         (9,774)         25,000        200,000
EQUITY ACCOUNTS:
  Beginning of period .................    2,631,082       1,215,411       9,445,857              0               0              0
                                          ----------      ----------     -----------     ----------      ----------     ----------
  End of period .......................   $5,500,710      $2,631,082     $17,945,834     $9,445,857      $4,466,315     $8,887,222
                                          ==========      ==========     ===========     ==========      ==========     ==========

(a) The inception date of this sub-account was January 3, 1995.
(b) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                            MONEY MARKET
                                                            SUB-ACCOUNT
                                                             DECEMBER 31
                                         ------------------------------------------------
                                           1996       1995      1994      1993      1992
                                         --------   -------    ------    ------    ------
Accumulation unit value, beginning
  of period ..........................   $ 14.83    $ 14.19    $13.84    $13.63    $13.33
 Income from operations:
  Net investment income (loss) .......      0.62       0.64      0.35      0.21      0.30
  Net realized and unrealized gain
     (loss) on investments ...........      0.00       0.00      0.00      0.00      0.00
                                         -------    -------    ------    ------    ------
    Total income (loss) from
      operations .....................      0.62       0.64      0.35      0.21      0.30
                                         -------    -------    ------    ------    ------
Accumulation unit value,
  end of period ......................   $ 15.45    $ 14.83    $14.19    $13.84    $13.63
                                         =======    =======    ======    ======    ======
Total return (a) .....................      4.17%      4.49%     2.58%     1.52%     2.24%

Ratios and supplemental data:
 Net assets at end of period
    (in thousands) ...................   $12,740    $10,759    $9,706    $4,985    $4,619
 Ratio of net investment income (loss)
   to average net assets (b) .........      4.07%      4.37%     2.66%     1.51%     2.12%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                   BOND
                                                                SUB-ACCOUNT
                                                                DECEMBER 31
                                         -----------------------------------------------------
                                           1996         1995       1994       1993       1992
                                         --------     --------    ------     ------     ------
Accumulation unit value, beginning
  of period ..........................   $  19.67     $  16.14    $17.50     $15.57     $14.68
 Income from operations:
  Net investment income (loss) .......       0.99         1.05      0.89       2.11       1.00
  Net realized and unrealized gain
    (loss) on investments ............      (1.13)        2.48     (2.25)     (0.18)     (0.11)
                                         --------     --------    ------     ------     ------
    Total income (loss) from
      operations .....................      (0.14)        3.53     (1.36)      1.93       0.89
                                         --------     --------    ------     ------     ------
Accumulation unit value,
  end of period ......................   $  19.53     $  19.67    $16.14     $17.50     $15.57
                                         ========     ========    ======     ======     ======
Total return (a) .....................      (0.75%)      21.89%    (7.77%)    12.40%      6.08%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ....................   $ 11,585     $ 10,066    $6,259     $6,985     $4,558
 Ratio of net investment income (loss)
   to average net assets (b) .........       5.34%        5.80%     5.57%     12.92%      6.69%

                                                                GROWTH
                                                              SUB-ACCOUNT
                                                              DECEMBER 31
                                        ---------------------------------------------------------
                                          1996        1995        1994         1993        1992
                                        --------    --------    --------     --------    --------
Accumulation unit value, beginning
  of period .........................   $  41.47    $  28.44    $  31.30     $  30.37    $  29.95
 Income from operations:
  Net investment income (loss) ......       2.88        3.89        0.04         0.46        1.09
  Net realized and unrealized gain
    (loss) on investments ...........       4.13        9.14       (2.90)        0.47       (0.67)
                                        --------    --------    --------     --------    --------
    Total income (loss) from
      operations ....................       7.01       13.03       (2.86)        0.93        0.42
                                        --------    --------    --------     --------    --------
Accumulation unit value,
  end of period .....................   $  48.48    $  41.47    $  28.44     $  31.30    $  30.37
                                        ========    ========    ========     ========    ========
Total return (a) ....................      16.91%      45.81%      (9.13%)       3.06%       1.41%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ...................   $349,491    $262,467    $161,490     $169,757    $146,053
Ratio of net investment income (loss)
   to average bet assets (b) ........       6.41%      11.05%       0.16%        1.56%       3.84%

                                                  SHORT-TO-INTERMEDIATE GOVERNMENT
                                                           SUB-ACCOUNT
                                                           DECEMBER 31
                                        -------------------------------------------------
                                         1996       1995      1994       1993     1992(C)
                                        ------     ------    ------     ------    -------
Accumulation unit value, beginning
  of period .........................   $11.55     $10.27    $10.40     $10.04    $10.00
 Income from operations:
  Net investment income (loss) ......     0.51       0.61      0.40       0.14      0.01
  Net realized and unrealized gain
    (loss) on investments ...........    (0.21)      0.67     (0.53)      0.22      0.03
                                        ------     ------    ------     ------    ------
    Total income (loss) from
      operations ....................     0.30       1.28     (0.13)      0.36      0.04
                                        ------     ------    ------     ------    ------
Accumulation unit value,
  end of period .....................   $11.85     $11.55    $10.27     $10.40    $10.04
                                        ======     ======    ======     ======    ======
Total return (a) ....................     2.56%     12.53%    (1.32%)     3.64%     0.38%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ...................   $1,710     $1,517    $  945     $1,408    $  803
Ratio of net investment income (loss)
   to average bet assets (b) ........     4.53%      5.53%     4.06%      1.39%     1.92%


                                                           GLOBAL                                 EQUITY-INCOME
                                                         SUB-ACCOUNT                               SUB-ACCOUNT
                                                         DECEMBER 31                               DECEMBER 31
                                               --------------------------------     -----------------------------------------
                                                1996         1995       1994(E)       1996       1995       1994      1993(D)
                                               -------     -------     --------     -------    -------    -------     -------
Accumulation unit value, beginning
of period .................................    $ 11.95     $  9.80     $ 10.00      $ 13.74    $ 11.12    $ 11.28     $ 10.00
Income from operations:
Net investment income (loss) ..............       1.50        0.45        0.71         0.82       0.68       0.18        0.19
Net realized and unrealized gain
(loss) on investments .....................       1.68        1.70       (0.91)        1.10       1.94      (0.34)       1.09
                                               -------     -------     -------      -------    -------    -------     -------
Total income (loss) from
operations ................................       3.18        2.15       (0.20)        1.92       2.62      (0.16)       1.28
                                               -------     -------     -------      -------    -------    -------     -------
Accumulation unit value,
end of period .............................    $ 15.13     $ 11.95     $  9.80      $ 15.66    $ 13.74    $ 11.12     $ 11.28
                                               =======     =======     =======      =======    =======    =======     =======
Total return (a) ..........................      26.60%      21.96%      (2.02%)      13.97%     23.55%     (1.42%)     12.81%

Ratios and supplemental data:
Net assets at end of period
(in thousands) ............................    $83,159     $37,049     $21,672      $55,900    $39,648    $23,649     $13,343
Ratio of net investment income (loss)
to average net assets (b) .................      11.09%       4.25%       8.86%        5.76%      5.47%      1.93%       2.27%

                                                      EMERGING GROWTH
                                                       SUB-ACCOUNT
                                                       DECEMBER 31
                                        ------------------------------------------
                                          1996       1995       1994       1993(D)
                                        --------    -------    -------     -------
Accumulation unit value, beginning
  of period .........................   $  16.56    $ 11.38    $ 12.40     $ 10.00
 Income from operations:
  Net investment income (loss) ......       0.82       0.65      (0.09)      (0.09)
  Net realized and unrealized gain
    (loss) on investments ...........       2.13       4.53      (0.93)       2.49
                                        --------    -------    -------     -------
    Total income (loss) from
      operations ....................       2.95       5.18      (1.02)       2.40
                                        --------    -------    -------     -------
Accumulation unit value,
  end of period .....................   $  19.51    $ 16.56    $ 11.38     $ 12.40
                                        ========    =======    =======     =======
Total return (a) ....................      17.82%     45.49%     (8.18%)     23.96%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ...................   $107,925    $67,905    $36,687     $18,620
 Ratio of net investment income (loss)
   to average net assets (b) ........       4.51%      4.66%     (0.86%)     (0.92%)

                                              AGGRESSIVE GROWTH                   BALANCED
                                                 SUB-ACCOUNT                    SUB-ACCOUNT
                                                 DECEMBER 31                    DECEMBER 31
                                        -----------------------------    ---------------------------
                                         1996        1995     1994(E)     1996      1995     1994(E)
                                        -------    -------    -------    ------    ------    -------
Accumulation unit value, beginning
  of period .........................   $ 13.43    $  9.82    $10.00     $11.13    $ 9.37    $10.00
 Income from operations:
  Net investment income (loss) ......      0.36       0.37     (0.06)      0.36      0.37      0.22
  Net realized and unrealized gain
    (loss) on investments ...........      0.91       3.24     (0.12)      0.72      1.39     (0.85)
                                        -------    -------    ------     ------    ------    ------
    Total income (loss) from
      operations ....................      1.27       3.61     (0.18)      1.08      1.76     (0.63)
                                        -------    -------    ------     ------    ------    ------
Accumulation unit value,
  end of period .....................   $ 14.70    $ 13.43    $ 9.82     $12.21    $11.13    $ 9.37
                                        =======    =======    ======     ======    ======    ======
Total return (a) ....................      9.46%     36.79%    (1.85%)     9.73%    18.73%    (6.29%)

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ...................   $54,408    $32,904    $8,909     $6,418    $3,795    $2,145
 Ratio of net investment income (loss)
   to average net assets (b) ........      2.65%      2.93%    (0.72%)     3.18%     3.59%     3.06%

------------
* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios on page 8.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the period ended

                                                                         TACTICAL ASSET
                                                  UTILITY                  ALLOCATION
                                                SUB-ACCOUNT               SUB-ACCOUNT
                                                DECEMBER 31               DECEMBER 31
                                        ---------------------------    ------------------
                                         1996      1995     1994(E)      1996     1995(F)
                                        ------    ------    -------    -------    -------
Accumulation unit value, beginning
  of period .........................   $11.77    $ 9.49    $10.00     $ 11.90    $10.00
 Income from operations:
     Net investment income (loss) ...     0.76      0.49      0.29        0.53      0.61
  Net realized and unrealized gain
     (loss) on investments ..........     0.50      1.79     (0.80)       1.07      1.29
                                        ------    ------    ------     -------    ------
    Total income (loss) from
      operations ....................     1.26      2.28     (0.51)       1.60      1.90
                                        ------    ------    ------     -------    ------
Accumulation unit value,
  end of period .....................   $13.03    $11.77    $ 9.49     $ 13.50    $11.90
                                        ======    ======    ======     =======    ======
Total return (a) ....................    10.64%    24.14%    (5.15%)     13.40%    19.03%

Ratios and supplemental data:
   Net assets at end of period
     (in thousands) .................   $5,501    $2,631    $1,215     $17,946    $9,446
 Ratio of net investment income (loss)
   to average net assets (b) ........     6.38%     4.57%     3.71%       4.35%     5.47%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                          C.A.S.E.
                                           GROWTH       VALUE EQUITY
                                         SUB-ACCOUNT     SUB-ACCOUNT
                                         DECEMBER 31     DECEMBER 31
                                         -----------     ------------
                                           1996(G)         1996(G)
                                         -----------     ------------
Accumulation unit value, beginning
  of period ............................   $10.00         $10.00
 Income from operations:
     Net investment income (loss) ......     0.37           0.05
  Net realized and unrealized gain
    (loss) on investments ..............     0.44           1.20
                                           ------         ------
    Total income (loss) from
      operations .......................     0.81           1.25
                                           ------         ------
Accumulation unit value,
  end of period .......................    $10.81         $11.25
                                           ======         ======
Total return (a) .......................  8.09%            12.51%

Ratios and supplemental data:
   Net assets at end of period
    (in thousands) .....................   $4,466         $8,887
 Ratio of net investment income (loss)
   to average net assets (b) ...........     6.11%          0.77%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.

NOTES TO SELECTED PER UNIT DATA AND RATIOS
------------------------------------------

(a) For periods less than one year the total return is not annualized.

(b) For periods less than one year the ratio of net investment income to average net assets is annualized.

(c) The inception date of this sub-account was December 3, 1992.

(d) The inception date of this sub-account was March 1, 1993.

(e) The inception date of this sub-account was March 1, 1994.

(f) The inception date of this sub-account was January 3, 1995.

(g) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 1996
NOTE 1 - ORGANIZATION AND SUMMARY
         OF SIGNIFICANT ACCOUNTING
         POLICIES

   WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains thirteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:


PORTFOLIO                   INVESTMENT MANAGER
---------                   ------------------
Money Market                J.P. Morgan Investment
                               Management Inc.
Bond                        Janus Capital Corporation
                               ("JCC")
Growth                      JCC
Short-to-Intermediate       AEGON USA Investment
  Government                   Management, Inc. ("AEGON
                               Management")
Global                      JCC
Equity-Income               Luther King Capital Management
                               Corporation
Emerging Growth             Van Kampen American Capital
                               Asset Management, Inc.
Aggressive Growth           Fred Alger Management, Inc.
Balanced                    AEGON Management
Utility                     Federated Investment Counseling
Tactical Asset Allocation   Dean Investment Associates
C.A.S.E. Growth             C.A.S.E. Management, Inc.
Value Equity                NWQ Investment Management
                               Company, Inc.


   WRL and AEGON Management are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands Corporation.

   On May 1, 1996 WRL made an initial contribution to the Life Account. The amount of the contribution and units received from the corresponding sub-accounts are as follows:


SUB-ACCOUNT            CONTRIBUTION     UNITS
-----------            ------------     -----
C.A.S.E. Growth        $ 25,000          2,500.000000
Value Equity           $200,000         20,000.000000

   The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS

   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 - CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with issuance and administration of the Policies.

A. POLICY CHARGES

   Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the sub-accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.

   Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

   Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. LIFE-ACCOUNT CHARGES

   A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

   As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------

Money Market                         $      N/A
Bond                                   (278,478)
Growth                               81,029,373
Short-to-Intermediate Government        (18,342)
Global                                9,089,637
Equity-Income                         7,732,984
Emerging Growth                      22,522,868
Aggressive Growth                     3,560,715
Balanced                                564,202
Utility                                 335,952
Tactical Asset Allocation             1,465,811
C.A.S.E Growth                          221,744
Value Equity                            533,345


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--------------------------------------------------------------------------------
               W R L    S E R I E S    L I F E    A C C O U N T
--------------------------------------------------------------------------------

                      OFFICE OF THE WRL SERIES LIFE ACCOUNT
                               201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777

                             ----------------------

                                  DISTRIBUTOR:
                              InterSecurities, Inc.
                               201 Highland Avenue
                              Largo, FL 33770-2597

                             ----------------------

                                    INSURER:
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, FL 33770-2597

                             ----------------------

                            INDEPENDENT ACCOUNTANTS:
                              Price Waterhouse LLP
                                  1055 Broadway
                              Kansas City, MO 64105

  THIS MATERIAL IS FOR POLICYHOLDER'S REPORTING PURPOSES ONLY AND SHALL NOT BE USED IN CONNECTION WITH A SOLICITATION, OFFER OR ANY PROPOSED SALE OR PURCHASE OF SECURITIES. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


                          A HISTORY OF PERFORMANCE /Registered Trademark/
                                     [LOGO]
                                   ----------
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                       DISTRIBUTOR: INTERSECURITIES, INC.
                               201 HIGHLAND AVENUE
                            LARGO, FLORIDA 33770-2597



February 1997
ACC00003 (2/97)